Investment Strategy - KraneShares Public-Private AI & Technology ETF	Aug. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly-traded and privately-offered securities of “Artificial Intelligence (“AI”) and Technology” companies and other instruments that have economic characteristics similar to such securities. With respect to publicly-traded securities, the Fund considers a company to be an “AI and Technology” company if it meets the following two criteria on the quarterly rebalance date of the Solactive Worldline Artificial General Intelligence Index (“Underlying Index”):

(1)	The company is classified in the Technology economy within the FactSet Revere Business Industry Classification system (“RBICS”). This RBICS classification requires a company to generate at least 50% of its revenue from within the Technology economy; and

(2)	The company has an AI Exposure Score greater than zero.

The AI Exposure Score is designed to quantify the exposure of a company to AI. Zero implies minimal to no exposure of the company to AI. Five implies that a company is materially exposed to AI. The AI Exposure Score is based on companies’ public business descriptions, public filings, press releases, and financial disclosures made by companies in the Eligible Universe (defined below) for information regarding the companies’ involvement in AI-related businesses or the incorporation of AI technologies in their key operations, offerings, and research and development activities.

Solactive AG (“Solactive” or “Index Calculator”), which is not affiliated with the Fund, and the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), determine the Eligible Universe on each quarterly rebalance date by identifying companies that meet the following criteria:

(a)	The company is headquartered, located or primarily listed in a developed market, which Solactive defines to mean Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, United Kingdom, or United States;

(b)	The company’s equity securities are a constituent of the Solactive GBS Global Markets All Cap USD Index PR;

(c)	The company is classified by RBICS as being in the Technology economy and in one of the following industries: biotechnology, computer peripherals, data processing services, information technology services, internet retail, internet software/services, motor vehicles, packaged software, semiconductors, or telecommunications equipment; and

(d)	The company has a free-float market capitalization of at least $2 billion, has been publicly-listed for at least one month and has an average daily trading volume of at least $2 million over the last one-month and six-month periods.

Each company in the Eligible Universe that has an AI Exposure Score greater than zero is categorized by the Adviser as an AI Applications, AI Hardware or AI Infrastructure company.

●	AI Applications companies are those that leverage AI technologies within their business models, products and services to drive efficiencies cost savings, new revenue streams or improved customer experience services.

●	AI Hardware companies are semiconductor and data center companies that power the training of large language models.

●	AI Infrastructure companies are those that provide cloud, security and data management for large language models.

The Adviser then provides the list of companies in each category to Solactive along with each such company’s AI Exposure Score, and Solactive calculates the Underlying Index quarterly, on the first Wednesday of February, May, August and November, by multiplying each company’s AI Exposure Score by its free-float adjusted market capitalization to establish its weight in the Underlying Index, subject to the following limits:

●	No category comprises more than 40% of weight of the Underlying Index.

●	Each constituent’s weight must be less than 10% and more than 0.5%.

●	If any weights above 5% add up to more than 50% of the Underlying Index, the Index Calculator will cap such weights at 10%, 9%, 8%, 7%, 6% and 4.5%, accordingly.

Under normal circumstances, the Fund invests primarily in the constituents in the Underlying Index and, with respect to such investments, seeks to provide investment results that, before fees and expenses, track the performance of the Underlying Index. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling for the portion of the Fund that tracks the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

The Fund intends to invest, directly or indirectly (such as through special purpose vehicles (“SPVs”)), approximately 10% of net assets in privately offered securities, as measured at the time of investment. Such privately offered securities will not be in the Underlying Index. In selecting securities of private companies, the Adviser looks for companies that are engaged in the same artificial intelligence-related business activities as the companies in the Underlying Index that may be preparing for an initial public offering or may be in earlier stages of development. The Fund may also invest in publicly-traded equity securities and depositary receipts not in the Underlying Index, derivative instruments (including swaps and futures), spot currencies and currency forwards (including for hedging), other investment companies (including SPVs, exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). Certain other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

As of March 31, 2026, the Underlying Index included 55 securities of companies with a market capitalization range of approximately $5.0 billion to $5.2 trillion and an average market capitalization of approximately $657.8 billion. The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 31, 2026, the Index was concentrated in the Technology sector, as defined by FactSet/RBICS.

The Fund may engage in securities lending.